Real Estate Charges (Details) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012 sqft	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 sqft
Restructuring Cost And Reserve [Line Items]
Area of office space to be sub-leased (in square feet)			510,000						380,000
Portion of office space subleased			50.00%						80.00%
Consolidated number of office locations in New York									2
Number of Locations									3
Pre-Tax real estate charges as part of work force reduction		$ 38,900,000	$ 168,100,000				$ 223,000,000	$ 7,200,000	$ 101,700,000
Real estate asset write-off charge					(129,000)	(1,675,000)
London Real Estate Charge								8,800,000
Payments to Assignee in Fourth Quarter								5,800,000
Additional write-offs - New York								1,500,000
Miscellaneous charges	1,935,000			6,787,000	2,573,000	16,056,000		400,000
Change in estimate related to real estate charge for office space to be subleased					2,500,000
Portion of office space to be subleased in New York			70.00%
Real estate liability restructuring reserve [Abstract]
Balance as of beginning of period					238,784,000	71,164,000	71,164,000
Expense incurred (credit)					2,150,000		223,038,000	7,235,000	101,698,000
Deferred rent					122,000		27,000,000
Payments made					(36,719,000)		(42,833,000)
Interest accretion					2,274,000		1,864,000
Balance as of end of period	206,611,000	238,784,000			206,611,000		238,784,000	71,164,000
Office Space Closing [Member]
Restructuring Cost And Reserve [Line Items]
Area of office space to be sub-leased (in square feet)			510,000						380,000
Portion of office space subleased									80.00%
Consolidated number of office locations in New York									2
Pre-Tax real estate charges as part of work force reduction		38,900,000	168,100,000			16,100,000		7,200,000	101,700,000
Estimated current market rental rates		32,000,000	131,800,000			7,100,000			76,200,000
Real estate asset write-off charge		8,400,000	31,300,000			1,700,000		3,000,000	25,500,000
Change in estimate related to real estate charge for office space to be subleased		1,500,000	5,000,000			7,300,000
Pre-tax real estate charges related to abandonment of office space						8,800,000
Portion of office space to be subleased in New York			70.00%
Real estate liability restructuring reserve [Abstract]
Balance as of beginning of period						71,164,000	71,164,000	89,793,000
Expense incurred (credit)							181,589,000	(3,506,000)
Deferred rent							27,000,000	2,288,000
Payments made							(42,833,000)	(18,696,000)
Interest accretion							1,864,000	1,285,000
Balance as of end of period		238,784,000					238,784,000	71,164,000	89,793,000
Minimum [Member]
Restructuring Cost And Reserve [Line Items]
Projected Pre-Tax real estate charges as part of workforce reduction			225,000,000
Minimum [Member] | Office Space Closing [Member]
Restructuring Cost And Reserve [Line Items]
Projected Pre-Tax real estate charges as part of workforce reduction			225,000,000
Maximum [Member]
Restructuring Cost And Reserve [Line Items]
Projected Pre-Tax real estate charges as part of workforce reduction			250,000,000
Maximum [Member] | Office Space Closing [Member]
Restructuring Cost And Reserve [Line Items]
Projected Pre-Tax real estate charges as part of workforce reduction			$ 250,000,000